Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentrations

NOTE 12 – CONCENTRATIONS

For the nine months ended September 30, 2020 and 2019, one customer, Amazon, represented 97.5% and 99.1% of the Company’s total net revenues. At September 30, 2020, two customers represented 79.5% and 16.4% of the Company’s accounts receivable balance, respectively. On June 19, 2020, Amazon notified Prime EFS in writing that Amazon does not intend to renew the In-Force Agreement when that agreement expires. In the Prime EFS Termination Notice, Amazon stated that the In-Force Agreement expires on September 30, 2020. Additionally, on July 17, 2020, Amazon notified Shypdirect that Amazon had elected to terminate the Program Agreement between Amazon and Shypdirect effective as of November 14, 2020. However, on August 3, 2020, Amazon offered pursuant to the Aug. 3 Proposal to withdraw the Shypdirect Termination Notice and extend the term of the Program Agreement to and including May 14, 2021, conditioned on Prime EFS executing, for nominal consideration, a separation agreement with Amazon under which Prime EFS agrees to cooperate in an orderly transition of its Amazon last-mile delivery business to other service providers, Prime EFS releases any and all claims it may have against Amazon, and Prime EFS covenants not to sue Amazon. On August 4, 2020, the Company, Prime EFS and Shypdirect accepted the Aug. 3 Proposal. Approximately 58.5% and 39.0% of the Company’s revenue of $23,503,384 for the nine months ended September 30, 2020 was attributable to Prime EFS’s last-mile DSP business and Shypdirect’s mid-mile and long-haul business with Amazon. respectively. The termination of the Amazon last-mile business will have a material adverse impact on the Company’s business in the 4th fiscal quarter of 2020 and thereafter. If the Amazon mid-mile and long-haul business is discontinued after May 14, 2021 it would have a material adverse impact on the Company’s business in 2nd fiscal quarter of 2021 and thereafter.

During the nine months ended September 30, 2020 and 2019, the Company rented delivery vans and trucks from a limited number of vendors. Any shortage of supply of vans and trucks available to rent to the Company could have a material adverse effect on the Company’s business, financial condition and results of operations.

All revenues are derived from customers in the United States.

NOTE 16 – CONCENTRATIONS

For the years ended December 31, 2019 and 2018, one customer represented 98.7% and 99.0% of the Company’s total net revenues. At December 31, 2019, this one customer represented 93.9% of the Company’s accounts receivable balance.

During the years ended December 31, 2019 and 2018, the Company rented delivery vans and trucks from a limited number of vendors. Any shortage of supply of vans and trucks available to rent to the Company could have a material adverse effect on the Company’s business, financial condition and results of operations.

All revenues are derived from customers in the United States.